COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 13,963
2025	14,506
2026	12,848
2027	9,161
2028	2,318
Total	$ 52,796